Prospectus Adviser Class [Member] Performance Management - Prospectus-Adviser Class - Payden Absolute Return Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns over time compare with those of a broad- based securities market index, the Bloomberg U.S. Aggregate Bond Index, as well as an additional market index with characteristics that are similar to those of the Fund, the ICE BofA U.S. 1‑Month Treasury Bill Index.
After‑tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns over time compare with those of a broad- based securities market index, the Bloomberg U.S. Aggregate Bond Index, as well as an additional market index with characteristics that are similar to those of the Fund, the ICE BofA U.S. 1‑Month Treasury Bill Index.
Bar Chart [Heading]	Year by Year Total Returns
Bar Chart Closing [Text Block]	Since inception, the Fund’s best quarter was 1stQ 2024 (2.32%), and the worst quarter was 1stQ 2025 (1.17%).
Performance Table Heading	Average Annual Returns Through 12/31/25
Performance Table Uses Highest Federal Rate	After‑tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Performance Availability Website Address [Text]	payden.com
Payden Absolute Return Bond Fund (Adviser Class)
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best quarter
Highest Quarterly Return	2.32%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst quarter
Lowest Quarterly Return	1.17%
Lowest Quarterly Return, Date	Mar. 31, 2025